UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2017

Item 1. Report to Shareholders

Institutional Cash Reserves Fund	November 30, 2017

Highlights

●

Money market yields increased in the six-month period ended November 30, 2017. The Federal Reserve raised short-term interest rates in June, and again in December, immediately after our reporting period ended.

●	Your fund outperformed its benchmark, the Lipper Money Market Funds Index, in the first half of our fiscal year.

●	Higher yields meant the fund was able to invest in debt issued by banks and corporations at more attractive rates. Commercial paper and medium-term notes made up nearly 60% of the fund’s net assets at the end of the reporting period.

●	We expect the Fed to continue its cautious, methodical approach to raising rates in 2018. The central bank currently projects that it will raise rates three times in 2018.

The views and opinions in this report were current as of November 30, 2017. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Manager’s Letter
T. Rowe Price Institutional Cash Reserves Fund

Dear Investor

Money market yields increased in the six-month period ended November 30, 2017. Citing the strengthening labor market and expectations that inflation would move higher over the medium term, the Federal Reserve raised short-term interest rates in June, lifting the federal funds target rate to the 1.00% to 1.25% range. (On December 13, immediately after our reporting period ended, the central bank raised rates again, bringing the fed funds target to the 1.25% to 1.50% range.) With the Fed also beginning the important process of slowly unwinding its $4.5 trillion balance sheet in October—a legacy of its massive purchases of Treasury bonds and mortgage-backed securities in the aftermath of the 2008 financial crisis—we seem to be firmly past the long period of near-zero returns for money market investors.

Your fund returned 0.49% in the first half of our fiscal year. As shown in the Performance Comparison table, the fund outperformed its benchmark, the Lipper Money Market Funds Index.

Economy and Interest Rates

The U.S. economy has picked up from the first quarter’s 1.2% growth rate, with gross domestic product increasing at an annualized rate of 3.1% and 3.3% in the second and third quarters, respectively. The labor market has been healthy, with the national unemployment rate dipping to a 17-year low of 4.1% at the end of our reporting period. Inflation data have recently shown signs of normalizing after very weak readings earlier in 2017.

Portfolio Review

Since our previous letter six months ago, three-month LIBOR, a reference for bank lending levels, rose from 1.21% to 1.49%. Higher LIBOR rates meant the fund was able to invest in debt issued by banks and corporations at more attractive rates. As shown in the Security Diversification exhibit on page 2, commercial paper and medium-term notes made up nearly 60% of the fund’s net assets at the end of the reporting period. The yields produced by municipal variable rate securities also moved somewhat higher, but to a lesser extent than commercial paper, so we decreased the fund’s muni exposure from 37% to 22% of assets.

The continued strong demand for Treasuries and other U.S. government obligations drove prices higher (and yields lower) for these securities relative to other asset classes, but absolute yield levels did rise. Three-month Treasury bill yields increased from 0.98% at the end of May 2017 to 1.27% at the end of November, while six-month T-bill yields increased from 1.08% to 1.44%. Yields for one-year Treasury bills moved from 1.17% to 1.62% over the same period.

The overwhelming demand for these high-quality investments kept the short-maturity end of the Treasury yield curve very flat over the summer. However, the improving economic picture led to a steepening curve, as longer-maturity yields have increased more than shorter-maturity yields. Notwithstanding their lower rates, the fund continues to hold Treasuries for their liquidity and diversification benefits.

As an institutional nongovernment money fund, the portfolio may invest in a variety of money market securities. Of course—per the new money fund regulations—the fund’s net asset value goes out to four decimal places and may fluctuate daily, and the fund is subject to the liquidity fees and redemption restrictions (also known as “gates”) that may be applied during times of severe redemption activity.

Outlook

Since the Fed began raising rates at the end of 2015, its actions have been well telegraphed, and the financial markets have taken its moves in stride. We expect this cautious, methodical approach to persist into 2018. The central bank currently projects that it will raise rates three times in 2018.

Even with this forecast for rising rates, we are maintaining a weighted average maturity that is slightly longer than that of our average competitor because we expect a slow pace of rate hikes. Our current maturity target is for an average between 40 and 50 days. As a balance to our longer average maturity stance, the fund strives to maintain a high degree of liquidity, and our focus remains on principal stability and high-quality investments.

As always, thank you for investing with T. Rowe Price.

Respectfully submitted,

Joseph K. Lynagh
Chairman of the fund’s Investment Advisory Committee

December 18, 2017

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

Risks of Investing in an Institutional Nongovernment Money Market Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Glossary

Basis point: One one-hundredth of one percentage point, or 0.01%.

Federal funds target rate: The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The Federal Reserve sets a target federal funds rate to affect the direction of interest rates.

Gross domestic product: The total market value of all goods and services produced in a country in a given year.

LIBOR: The London Interbank Offered Rate, which is a benchmark for short-term taxable rates.

Lipper indexes: Fund benchmarks that consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

Repurchase agreement (repo): A form of short-term borrowing using collateral in which a bank or broker-dealer sells government securities to another party, such as the Federal Reserve, and commits to buy them back at a fixed price on a future date, usually within a week.

SEC yield (7-day simple): A method of calculating a money fund’s yield by annualizing the fund’s net investment income for the last seven days of each period divided by the fund’s net asset value at the end of the period. Yield will vary and is not guaranteed.

Weighted average life: A measure of a fund’s credit quality risk. In general, the longer the average life, the greater the fund’s credit quality risk. The average life is the dollar-weighted average maturity of a portfolio’s individual securities without taking into account interest rate readjustment dates. Money funds must maintain a weighted average life of less than 120 days.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities. Money funds must maintain a weighted average maturity of less than 60 days.

Yield curve: A graphic depiction of the relationship between yields and maturity dates for a set of similar securities. A security with a longer maturity usually has a higher yield. If a short-term security offers a higher yield, then the curve is said to be “inverted.” If short- and long-term bonds are offering equivalent yields, then the curve is said to be “flat.”

Performance and Expenses
T. Rowe Price Institutional Cash Reserves Fund

Growth of $1 Million

This chart shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights
T. Rowe Price Institutional Cash Reserves Fund
(Unaudited)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments‡
T. Rowe Price Institutional Cash Reserves Fund
November 30, 2017 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Institutional Cash Reserves Fund
November 30, 2017 (Unaudited)
($000s, except shares and per share amounts)

| | | |
|---|---|---|
| **Assets** | | |
| Investments in securities, at value (cost $20,817) | $ | 20,816 |
| Cash | | 65 |
| Due from affiliates | | 21 |
| Interest receivable | | 16 |
| Receivable for shares sold | | 3 |
| Other assets | | 27 |
| Total assets | | 20,948 |
| **Liabilities** | | |
| Due to affiliates | | 7 |
| Investment management fees payable | | 3 |
| Other liabilities | | 40 |
| Total liabilities | | 50 |
| **NET ASSETS** | **$** | **20,898** |
| **Net Assets Consist of:** | | |
| Undistributed net investment income | $ | 2 |
| Net unrealized loss | | (1) |
| Paid-in capital applicable to 20,898,843 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized | | 20,897 |
| **NET ASSETS** | **$** | **20,898** |
| **NET ASSET VALUE PER SHARE** | **$** | **0.9999** |

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional Cash Reserves Fund
(Unaudited)
($000s)

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Cash Reserves Fund
(Unaudited)
($000s)

| | 6 Months Ended 11/30/17 | 9/6/16 Through 5/31/17 |
|---|---|---|
| **Increase (Decrease) in Net Assets** | | |
| Operations | | |
| Net investment income | $ 104 | $ 89 |
| Change in net unrealized gain / loss | (2) | 1 |
| Increase in net assets from operations | 102 | 90 |
| | | |
| Distributions to shareholders | | |
| Net investment income | (104) | (89) |
| | | |
| Capital share transactions* | | |
| Shares sold | 15 | 21,385 |
| Distributions reinvested | 5 | 4 |
| Shares redeemed | (192) | (318) |
| Increase (decrease) in net assets from capital share transactions | (172) | 21,071 |
| | | |
| **Net Assets** | | |
| Increase (decrease) during period | (174) | 21,072 |
| Beginning of period | 21,072 | – |
| **End of period** | **$ 20,898** | **$ 21,072** |
| | | |
| Undistributed net investment income | 2 | 2 |
| | | |
| *Share Information | | |
| Shares sold | 15 | 21,385 |
| Distributions reinvested | 5 | 5 |
| Shares redeemed | (193) | (318) |
| Increase (decrease) in shares outstanding | (173) | 21,072 |

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Cash Reserves Fund
November 30, 2017 (Unaudited)

T. Rowe Price Institutional Income Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Cash Reserves Fund (the fund) is a diversified open-end management investment company established by the corporation. The fund incepted on September 6, 2016. The fund seeks a level of income consistent with minimal fluctuations in principal value and liquidity. The fund intends to operate as a prime money market fund available only to institutional investors and has the ability to impose liquidity fees on redemptions and/or temporarily suspend redemptions.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Income distributions are declared daily and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. A capital gain distribution may also be declared and paid by the fund annually.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. Purchases and redemptions of fund shares are transacted at the next-computed net asset value (NAV) per share, stated to four decimal places (i.e., $1.0000), after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents. The fund’s NAV per share is normally computed twice daily on each day that the New York Stock Exchange (NYSE) is open for business; once during the day (normally at 12 p.m. ET), referred to as an intraday NAV; and again at the close of the NYSE (normally 4 p.m. ET), referred to as an end of day NAV. Normally purchase and redemption orders received by 12 p.m. ET will be priced at the intraday NAV; purchase and redemption transactions received after 12 p.m. ET and before the close of the NYSE will be transacted at the end of day NAV. The NAV per share may be calculated at a time other than at 12 p.m. ET or at the normal close of the NYSE, or may be calculated once per day, if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Additionally, purchases transacted at the intraday NAV will earn dividends beginning that day, and purchases transacted at the end of day NAV will earn dividends on the business day after payment is received; redemptions transacted at the intraday NAV will earn dividends through the calendar day prior to the date of redemption, and redemptions transacted at the end of day NAV will earn dividends through the date of redemption.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Fair Value The fund’s financial instruments are normally valued twice daily to support the computation of the fund’s intraday NAV and end of day NAV. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs On November 30, 2017, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the six months ended November 30, 2017.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At November 30, 2017, the cost of investments for federal income tax purposes was $20,817,000. Net unrealized loss aggregated $1,000 at period-end, of which $1,000 related to appreciated investments and $2,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.25% of the fund’s average daily net assets. Price Associates has agreed to reduce the fund’s annual investment management fee to 0.20% through September 30, 2019. This contractual arrangement will renew automatically for one-year terms thereafter and may be revised, revoked, or terminated only with approval of the fund’s Board. The fund has no obligation to repay fees reduced under this arrangement. The fee is computed daily and paid monthly.

The fund is also subject to a contractual expense limitation through September 30, 2018. During the limitation period, Price Associates is required to waive its management fee and pay the fund for any expenses (excluding interest, expenses related to borrowings, taxes, brokerage, and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.25%. The fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s expense ratio (after the repayment is taken into account) to exceed both: (1) the expense limitation in place at the time such amounts were waived; and (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. Pursuant to this agreement, $175,000 of expenses were waived/paid by Price Associates during the six months ended November 30, 2017. Including this amount, expenses previously waived/paid by Price Associates in the amount of $504,000 remain subject to repayment by the fund at November 30, 2017.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended November 30, 2017, expenses incurred pursuant to these service agreements were $44,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

As of November 30, 2017, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 20,000,000 shares of the fund, representing 96% of the fund’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2017, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

		By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 19, 2018

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	January 19, 2018